Share-Based Compensation (Details Narrative) (10-Q) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2016	Feb. 29, 2016	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 278,000	$ 672,000	$ 1,902,000	$ 2,382,000
Options issued to purchase common stock			100,000		1,850,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 226,000	$ 16,000
Scientific Advisory Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock			100,000
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares increase under the plan	4,000,000	4,000,000
Number of shares available for issuance under the plan			1,900,000		2,000,000
Contractual life vesting periods	10 years	10 years
Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 52,000	$ 656,000	$ 1,544,000	$ 2,319,000
Restricted stock units outstanding			1,285,000
Shares expected to vest			250,000		250,000
Unrecognized non-cash compensation costs			$ 94,000		$ 145,000
Unrecognized non-cash compensation costs, weighted average period			6 months 11 days		9 months 11 days
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation					$ 358,000	$ 63,000
Stock options were exercisable			1,415,135		957,801
Exercise price			$ 1.91		$ 2.29
Aggregate intrinsic value			$ 93,000		$ 46,000
Weighted-average contractual term of options outstanding			3 years 15 days		3 years 2 months 19 days
Weighted average grant date fair value for options granted			$ 0.49
Unrecognized compensation cost of unvested stock option grants			$ 280,000		$ 430,000
Weighted average period over grants are expected to vest			5 months 9 days		6 months 29 days